OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of prepayments and other assets [Abstract]
Schedule of other current assets
Other current assets are composed of the following for the years ended:

	December 31, 2020	December 31, 2019
	$	$
Prepaid expenses	9,086	8,892
Sales and other taxes receivable and credits	3,988	5,747
Income taxes receivable and prepaid	3,280	3,977
Supplier rebates receivable	2,596	1,533
Reserve for inventory returns	1,196	1,003
Other	902	1,135
	21,048	22,287